Subsequent Event	12 Months Ended
Jun. 29, 2014
Subsequent Event

SUBSEQUENT EVENT

In July 2014, we entered into agreements to purchase two buildings, one of which is located in Michigan and the other one is located in Juarez, Mexico.  The Michigan building is expected to be purchased for $4.5 million and would be used as a sales and engineering office, thus replacing the two current leased facilities in Michigan.  The Juarez, Mexico building is expected to be purchased for $2 million and would be used as an additional facility to support our current operations in Mexico.